Segment reporting (Tables)	9 Months Ended
Sep. 30, 2019
Segment reporting
Schedule of segment reporting

	Three months ended September 30,
	2019		2018(1)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	1,636	2,800	3,744	3,377

Gross profit	357	508	1,197	1,114
Gross profit margin	21.8%	18.1%	32.0%	33.0%

	Nine months ended September 30,
	2019		2018(1)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	6,180	8,871	7,002	10,433

Gross profit	1,717	2,587	2,051	4,243
Gross profit margin	27.8%	29.2%	29.3%	40.7%

(1)The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.